Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock
Issuance price per share	$ 6.50
Issuance costs	$ 200,000
Series C convertible preferred stock
Issuance price per share		$ 9.54	$ 9.54	$ 9.54	$ 9.54
Issuance costs		$ 100,000	$ 200,000	$ 294,647	$ 406,872
Series A convertible preferred stock
Issuance price per share	$ 3,250